Related Party Transactions - Schedule of Compensation For Key Management (Details) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Oct. 31, 2025	Oct. 31, 2024	Oct. 31, 2025	Oct. 31, 2024
Disclosure of transactions between related parties [abstract]
Salaries and other short-term benefits	$ 1,453	$ 918	$ 3,562	$ 1,531
Severance (included in salaries)	0	0	0	0
Share-based expense	155	163	191	279
Director compensation (included in salaries)	58	84	112	168
Related party transaction, due from (to) related party	$ 1,666	$ 1,165	$ 3,865	$ 1,978